Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table
	Current PEO (1)		Former PEO (2)		All Other NEOs (3)		Value of Initial Fixed $100 Investment Based On (4):			CSM (5)
Year	SCT Total (6) ($)	CAP (7) ($)	SCT Total (6) ($)	CAP (7) ($)	Average SCT Total (6) ($)	Average CAP (7) ($)	Company TSR ($)	Peer Group TSR ($)	Net Income ($ millions)	Revenue ($ millions)
2022	16,519,702	20,249,043	—	—	3,699,715	2,710,546	256	137	1,902	8,326
2021	12,825,562	37,831,495	—	—	4,014,944	10,996,407	279	213	1,010	6,740
2020	7,866,813	8,510,970	7,056,742	5,783,178	2,363,835	2,129,348	134	151	236	5,255
(1) Current PEO refers to Mr. El-Khoury, who was appointed as our President and CEO on December 7, 2020.
(2) Former PEO refers to Keith Jackson, Mr. El-Khoury’s predecessor in office.
(3) All Other NEOs refers to all named executive officers, other than the PEO, who were designated as such under the SEC’s executive compensation disclosure rules based on their position and the compensation paid to them during the relevant year shown in the chart. All Other NEOs for each year consists of the following officers: for 2022, Messrs. Trent, Keeton, Jatou, Tong and Hopkin; for 2021, Messrs. Trent, Keeton, Jatou and Hopkin, as well as former officers George H. Cave and Bernard Gutmann; and for 2020, Messrs. Keeton, Hopkin and Gutmann, as well as former officer William Schromm.
(4) Represents one-, two- and three-year cumulative TSR. To illustrate peer group TSR, we selected the PHLX Semiconductor Sector Index (SOX), which we also use for comparison purposes in the five-year cumulative stock performance graph included in our annual report to stockholders. Our TSR performance relative to a smaller group of peer companies is a key performance metric in determining compensation actually paid to our NEOs, as identified below under “Most Important Performance Metrics.”
(5) For purposes of this chart, we have selected revenue as our company-selected metric (CSM).
(6) The totals in these columns reflect amounts reported in our SCT for the applicable year.
(7) To calculate compensation actually paid (CAP), the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]		(1) Current PEO refers to Mr. El-Khoury, who was appointed as our President and CEO on December 7, 2020.(2) Former PEO refers to Keith Jackson, Mr. El-Khoury’s predecessor in office.(3) All Other NEOs refers to all named executive officers, other than the PEO, who were designated as such under the SEC’s executive compensation disclosure rules based on their position and the compensation paid to them during the relevant year shown in the chart. All Other NEOs for each year consists of the following officers: for 2022, Messrs. Trent, Keeton, Jatou, Tong and Hopkin; for 2021, Messrs. Trent, Keeton, Jatou and Hopkin, as well as former officers George H. Cave and Bernard Gutmann; and for 2020, Messrs. Keeton, Hopkin and Gutmann, as well as former officer William Schromm.
Peer Group Issuers, Footnote [Text Block]		(4) Represents one-, two- and three-year cumulative TSR. To illustrate peer group TSR, we selected the PHLX Semiconductor Sector Index (SOX), which we also use for comparison purposes in the five-year cumulative stock performance graph included in our annual report to stockholders. Our TSR performance relative to a smaller group of peer companies is a key performance metric in determining compensation actually paid to our NEOs, as identified below under “Most Important Performance Metrics.”
PEO Total Compensation Amount		$ 16,519,702	$ 12,825,562
PEO Actually Paid Compensation Amount		$ 20,249,043	37,831,495
Adjustment To PEO Compensation, Footnote [Text Block]	(7) To calculate compensation actually paid (CAP), the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

SCT to CAP Reconciliation — PEOs (A)
		Adjust Value of Current Year’s Equity Grant		Adjust for Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total ($)	Subtract Grant Date Fair Market Value as reported in SCT ($)	Add Fair Market Value at 12/31 ($)	Unvested Awards as of 12/31 ($)	Vested during Year ($)	Forfeited during Year ($)	Ending CAP ($)
2022	16,519,702	(12,557,026)	18,713,998	(3,109,730)	682,099	—	20,249,043
2021	12,825,562	(9,413,592)	20,760,924	12,588,427	1,070,174	—	37,831,495
2020 (B)	7,866,813	(7,578,939)	8,223,096	—	—	—	8,510,970
2020 (C)	7,056,742	(5,982,515)	4,357,116	2,376,715	(2,024,880)	—	5,783,178
(A) In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of SCT reporting but calculated as of the last day of the year, with no material changes to the underlying assumptions for any of the awards since grant date except that probable outcomes may have changed. For more information, please see Note 1 to the SCT.
(B) This is the SCT to CAP reconciliation for Mr. El-Khoury.
(C) This is the SCT to CAP reconciliation for Mr. Jackson, our Former PEO.

Non-PEO NEO Average Total Compensation Amount		$ 3,699,715	4,014,944	$ 2,363,835
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,710,546	10,996,407	2,129,348
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(7) To calculate compensation actually paid (CAP), the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

SCT to CAP Reconciliation — Average of All Other NEOs (A)
		Adjust Value of Current Year’s Equity Grant		Adjust for Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total ($)	Subtract Grant Date Fair Market Value as reported in SCT ($)	Add Fair Market Value at 12/31 ($)	Unvested Awards as of 12/31 ($)	Vested during Year ($)	Forfeited during Year ($)	Ending CAP ($)
2022	3,699,715	(2,542,484)	2,887,979	(700,029)	(413)	(634,222)	2,710,546
2021	4,014,944	(2,955,672)	6,317,938	4,106,036	228,638	(715,477)	10,996,407
2020	2,363,835	(1,868,651)	1,429,507	647,814	(443,157)	—	2,129,348
(A) In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of SCT reporting but calculated as of the last day of the year, with no material changes to the underlying assumptions for any of the awards since grant date except that probable outcomes may have changed. For more information, please see Note 1 to the SCT.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the three-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Compensation Actually Paid vs. Net Income [Text Block]
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the three-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the three-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Tabular List [Table Text Block]	The following table lists five of the most important metrics that we use to link executive compensation actually paid to Company performance during the most recently completed fiscal year. For more information about how each is used in our programs, please see the section entitled “Elements of our Compensation Program” in our CD&A.

Most Important Performance Measures
Revenue
Non-GAAP Gross Margin
Non-GAAP Operating Expense
Non-GAAP Operating Margin
Relative TSR

Total Shareholder Return Amount		$ 256	279	134
Peer Group Total Shareholder Return Amount		137	213	151
Net Income (Loss)		$ 1,902,000,000	$ 1,010,000,000	$ 236,000,000
Company Selected Measure Amount		8,326,000,000	6,740,000,000	5,255,000,000
Additional 402(v) Disclosure [Text Block]		(5) For purposes of this chart, we have selected revenue as our company-selected metric (CSM).(6) The totals in these columns reflect amounts reported in our SCT for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Expense
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Mr. El-Khoury [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 16,519,702	$ 12,825,562	$ 7,866,813
PEO Actually Paid Compensation Amount		20,249,043	37,831,495	8,510,970
Keith Jackson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	0	7,056,742
PEO Actually Paid Compensation Amount		$ 0	$ 0	$ 5,783,178
Current PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. El-Khoury	Mr. El-Khoury	Mr. El-Khoury
Former PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Keith Jackson
Mr. Jackson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 7,056,742
PEO Actually Paid Compensation Amount				5,783,178
PEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (12,557,026)	$ (9,413,592)
PEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,713,998	20,760,924
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,109,730)	12,588,427
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		682,099	1,070,174
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Mr. El-Khoury [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,578,939)
PEO [Member] | Mr. El-Khoury [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,223,096
PEO [Member] | Mr. El-Khoury [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mr. El-Khoury [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mr. El-Khoury [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mr. Jackson [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,982,515)
PEO [Member] | Mr. Jackson [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,357,116
PEO [Member] | Mr. Jackson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,376,715
PEO [Member] | Mr. Jackson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,024,880)
PEO [Member] | Mr. Jackson [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,542,484)	(2,955,672)	(1,868,651)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,887,979	6,317,938	1,429,507
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(700,029)	4,106,036	647,814
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(413)	228,638	(443,157)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (634,222)	$ (715,477)	$ 0